Schedule of Non-Cash Investing and Financing Transactions (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Other Significant Noncash Transactions [Line Items]
Debt assumed in connection with business acquisition		¥ 3,941
Debt assumed in connection with adoption of new accounting standard for VIE	¥ 20,229